CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 360	$ 1,137	$ (560)	$ 255
Other comprehensive income (loss) that will not be reclassified to net income:
Revaluations of property, plant and equipment	0	0	(49)	(2)
Actuarial (loss) gain on defined benefit plans	(5)	9	(5)	12
Deferred income taxes on above items	10	(3)	13	(5)
Total items that will not be reclassified to net income	5	6	(41)	5
Other comprehensive income (loss) that may be reclassified to net income:
Foreign currency translation	586	(742)	832	(53)
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	25	13	165	(46)
Unrealized gain (loss) on foreign exchange swaps net investment hedge	(25)	58	(41)	15
Reclassification adjustments for amounts recognized in net income	(31)	35	(80)	90
Deferred income taxes on above items	2	(27)	(10)	(39)
Equity-accounted investments	(1)	(2)	0	1
Total items that may be reclassified subsequently to net income	556	(665)	866	(32)
Other comprehensive income (loss)	561	(659)	825	(27)
Comprehensive income	921	478	265	228
Comprehensive income attributable to:
The partnership	464	804	(493)	142
Comprehensive income	921	478	265	228
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	68	90	211	180
Other comprehensive income (loss) that may be reclassified to net income:
Other comprehensive income (loss)	372	(393)	523	(103)
Comprehensive income attributable to:
Non-controlling interests	440	(303)	734	77
Participating non-controlling interests – in a holding subsidiary held by the partnership
Comprehensive income attributable to:
Non-controlling interests	$ 17	$ (23)	$ 24	$ 9